Cash and cash equivalents (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Corporate cash and cash equivalents	$ 369,088	$ 424,498
Merchant Clients Funds	425,855	295,399
Cash and cash equivalents	794,943	$ 719,897	$ 476,939	$ 425,172
Acquisitions through business combinations, intangible assets and goodwill	$ 23,742